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(STATE STREET(R) LOGO)

February 4, 2009

VIA EDGAR

Securities and Exchange Commission
Investment Company Division
100 F. Street, N.E.
Washington, DC 20549

Attention: Office of Filings, Information & Consumer Services

Re: SPDR(R) Index Shares Funds (the "Trust")
    (File Nos. 333-92106 and 811-21145)

To the Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Statement of Additional Information for SPDR Index Shares Funds does not differ from the Statement of Additional Information contained in Post-Effective Amendment No. 22 (the "Amendment") to the Trust's Registration Statement on Form N-1A (Amendment No. 25 under the Investment Company Act of 1940, as amended). The Amendment was filed electronically on January 28, 2009 (Accession # 0000950135-09-000503).

If you have any questions concerning this filing, you may contact me at (617) 662-3909.

Very truly yours,


/S/ Ryan M. Louvar
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Ryan M. Louvar
Vice President and Senior Counsel

cc: W. John McGuire